Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (3,433,318)	$ (1,942,580)
Reconciliation of net loss to net cash used in operating activities
Common stock issued for commitment fee	0	80,000
Amortization of debt discount and deferred financing costs	208,053	93,986
Depreciation and amortization	95,554	18,252
Non-cash lease expense	43,942	0
Change in fair value of derivative liability and derivative expense	395,556	(234,654)
Loan on partial extinguishment of convertible debt	(22,728)	0
Common stock issued for services	19,116	268,099
Return of shares in settlement of litigation	(10,639)	0
Imputed interest on amounts owed to related parties	14,748	6,165
Bad debt expense	52,761	0
Loss on settlement	200,358	0
Foreign currency loss	12,758	76,737
Changes in operating assets and liabilities:
Accounts receivable, net	0	2,260
Inventory	5,660	(273,274)
Prepaid expenses and other current assets	(64,268)	90,524
Accounts payable and accrued expenses and deferred taxes	90,748	92,924
Due to related party	0	(97,341)
Operating lease liabilities, current and non-current	(43,942)	0
Due to officers	97,901	199,986
CASH USED IN OPERATING ACTIVITIES	(2,337,741)	(1,618,916)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(39,949)	(196,018)
NET CASH USED IN INVESTING ACTIVITIES	(39,949)	(196,018)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds on convertible loans payable	153,000	178,000
Repayments of convertible loans payable	0	(150,000)
Proceeds from sale of stock	2,316,300	1,252,001
Payments of finance lease liabilities	(51,959)	0
CASH PROVIDED BY FINANCING ACTIVITIES	2,417,341	1,280,001
Effect of exchange rate changes on cash	(3,911)	(13,849)
Net change in cash	35,741	(548,782)
Cash, beginning of period	40,886	589,668
Cash, end of period	76,627	40,886
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest	5,788	67,940
Cash paid for taxes	0	0
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Common shares issued for interest and fees	12,972	3,222
Reclassification of common stock subscriptions to common stock	0	1,170,095
Common shares issued for conversion of loans payable	200,728	50,000
Derivative liability discount	81,530	175,026
Derivative settled upon conversion of debt	261,442	110,507
Reclassification of equity to liability for derivatives	0	377,350
Additions of finance lease obligations	$ 119,089	$ 64,417